OTHER OPERATING INCOME (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended	33 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021
OTHER OPERATING INCOME
Guarantee income (Note 16)	¥ 44,471	$ 6,281
Government grant	11,572
Total	¥ 56,043		¥ 1,925
Additional VAT-in deduction (as a percent)				10.00%